SEMI-ANNUAL REPORT
NOVEMBER 30, 1999


Mercury
U.S. Small Cap
Growth
Fund


OF MERCURY ASSET
MANAGEMENT FUNDS, INC.




This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Fund seeks long-term capital growth. The Fund invests primarily in a diversified portfolio of equity securities of small cap companies located in the United States that Fund management believes have above average prospects for earnings growth. The Fund may also invest in securities that Fund management believes are undervalued. In addition, the Fund may invest up to 10% of its assets in stocks of companies located in Canada. The Fund will seek to achieve its objective by investing all of its assets in Mercury Master U.S. Small Cap Growth Portfolio of Mercury Asset Management Master Trust, which has the same investment objective as the Fund. The Fund's investment experience will correspond to the investment experience of the Portfolio.



Mercury U.S. Small Cap Growth Fund of
Mercury Asset Management Funds, Inc.
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper



MERCURY MASTER U.S. SMALL CAP
GROWTH PORTFOLIO


SECTOR REPRESENTATION

As a Percentage of Net Assets as of November 30, 1999

A pie chart depicting portfolio composition according to sector representation of equities and fixed-income securities for the quarter ended November 30, 1999

Autos-Transportation           1.6%
Technology                    37.9%
Consumer Discretionary        16.5%
Cash Equivalents               8.6%
Financials                     7.8%
Health Care                    7.8%
Utilities                      6.5%
Producer Durables              6.1%
Materials and Processing       2.8%
Energy                         2.6%
Consumer Staples               1.8%



INVESTMENTS AS OF NOVEMBER 30, 1999


                                                        Percent of
Ten Largest Holdings                                    Net Assets

Intertrust Technologies Corporation                        2.5%
HNC Software Inc.                                          2.2
Check Point Software
Technologies Ltd.                                          2.1
TIBCO Software Inc.                                        2.0
QRS Corporation                                            1.9
Spyglass, Inc.                                             1.7
Aspect Development, Inc.                                   1.6
Human Genome Sciences, Inc.                                1.6
Verity, Inc.                                               1.6
TriQuint Semiconductor, Inc.                               1.5



                                                        Percent of
Ten Largest Industries                                  Net Assets

Software Systems                                          15.6%
Communications Technology                                 10.6
Computer Services                                          8.6
Services--Commercial                                       7.3
Telecommunications                                         5.7
Biotechnology Research &
Production                                                 3.4
Electronics--
Semiconductors/Components                                  3.1
Banks                                                      3.0
Telecommunication Equipment                                3.0
Radio--TVBroadcasters                                      2.6



November 30, 1999   2   Mercury U.S. Small Cap Growth Fund


DEAR SHAREHOLDER


We are pleased to provide you with this first semi-annual report to shareholders for Mercury U.S. Small Cap Growth Fund of Mercury Asset Management Funds, Inc. The Fund seeks long-term capital growth. The Fund invests primarily in a diversified portfolio of equity securities of small cap companies located in the United States that Fund management believes have above-average prospects for earnings growth. The Fund may also invest in securities that Fund management believes are undervalued. In addition, the Fund may also invest up to 10% of its assets in the equity securities of companies located in Canada. The Fund will seek to achieve its objective by investing all of its assets in a Portfolio of Mercury Asset Management Master Trust that has the same goals as the Fund. The Fund's investment experience will correspond to the investment experience of the Portfolio. In this and future reports to shareholders, we will provide information on the Fund's performance, discuss investment strategies, and highlight some of the Portfolio's holdings. Complete performance information can be found on pages 6 and 7 of this report to shareholders.

Investment Environment
Since the Fund commenced operations on October 29, 1999, US equity markets continued their recovery from the October lows, rising through to the end of November. These increases came despite a rise in interest rates. The Federal Reserve Board raised the Federal Funds rate during November for the third time this year to 5.5%, but also adopted a neutral stance regarding future activity. While long-term bond yields also rose during the period, equity investors appeared to be generally satisfied that the Federal Reserve Board was being proactive in heading off any potential future inflation. In fact, despite the unemployment rate dropping to 4.1% in October (a 30-year low) and gross domestic product growth for the third quarter of 1999 coming in at a robust 5.7%, inflation remained in control and US worker productivity rose a surprisingly strong 4.1% in the September 30, 1999 quarter.

A significant highlight during November was the strength in the small cap segment of the market, and small cap growth stocks in particular. The Standard & Poor's 500 Index rose 2.1% during November, compared to a rise of 6.1% for the Russell 2000 Index and 10.6% for the Russell 2000 Growth Index. The Fund's Class I, Class
A, Class B and Class C Shares, by comparison, rose +11.09%, +11.09%, +10.99% and +10.99%, respectively, during November. (Fund results shown do not reflect sales charges and would be lower if sales charges were included.) The month of November can be characterized as one of the longer periods of consecutive small cap growth stock outperformance in quite some time, aided in part by strong inflows into aggressive growth and technology-oriented mutual funds. In addition, it became clear that momentum has returned to the small cap growth segment of the market, as reflected in the strong year-to-date performance experienced by the mutual funds that are concentrated in this area.


November 30, 1999   3   Mercury U.S. Small Cap Growth Fund


Portfolio Activities
A significant portion of the first full month's Portfolio activity was dedicated to investing the initial proceeds from the Fund's offering. Fortunately, our strategy was to invest the proceeds as quickly, yet as carefully as possible, which resulted in being virtually fully invested in a shorter period of time than we originally had anticipated. By November-end, the Portfolio was 91.4% invested in equities, which was in line with our targets. While not fully invested during the entire period of November, clearly the Fund benefited from the strong performance that smaller growth stocks in the United States achieved during the month.

The strongest sectors of the Russell 2000 Index continued to be technology and healthcare. We moved to overweight the technology area relative to the Russell 2000 Index and have increased our exposure to the healthcare sector. Two of the weaker sectors of the Russell 2000 Index were financials and consumer staples. At November 30, 1999, we were underweighted in the financial sector, which has performed poorly given the rise in interest rates and lowered earnings guidance from several regional banks.

Our performance was achieved in large part from strength in several of our technology holdings, with strong themes including network security software and solutions, Internet infrastructure, a relatively new area of digital rights management, and drug discovery (especially our genomics holdings).

Investment Outlook
We continue to be confident that the small cap segment of the market is still very attractive relative to the broader market, largely because of the long period of underperformance that the small cap sector has experienced over the last five years. This underperformance has resulted in well documented and significant valuation differentials. 1999 was the first period of outperformance by many small cap growth managers in quite some time, and while there will likely be periods of weakness and minor corrections along the way, we believe the small cap sector is well positioned for an extended period of outperformance. We continue to target companies and management teams that are leaders in their respective fields and whose companies are growing at above-average rates, competing in the growth segments within the US economy.


November 30, 1999   4   Mercury U.S. Small Cap Growth Fund


In Conclusion
We thank you for your investment in Mercury U.S. Small Cap Growth
Fund, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,



(Jeffrey Peek)
Jeffrey Peek
President



(James A. Skinner, III)
James A. Skinner, III
Portfolio Manager


January 10, 2000




OFFICERS AND DIRECTORS


Jeffrey M. Peek, Director and President
David O. Beim, Director
James T. Flynn, Director
W. Carl Kester, Director
Karen P. Robards, Director
Terry K. Glenn, Director and
   Executive Vice President
Peter John Gibbs, Senior Vice President
Donald C. Burke, Vice President and
   Treasurer
Robert E. Putney, III, Secretary

Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(888) 763-2260




November 30, 1999   5   Mercury U.S. Small Cap Growth Fund



FUND PERFORMANCE DATA


ABOUT FUND PERFORMANCE

The Fund offers four classes of shares, each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs.

CLASS I SHARES incur a maximum initial sales charge of 5.25% and bear no ongoing distribution and account maintenance fees. Class I shares are available only to eligible investors.

CLASS A SHARES incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

CLASS B SHARES are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first two years, decreasing to 3% for each of the next two years and decreasing 1% each year thereafter to 0% after the sixth year. In addition, Class B shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A shares after approximately 8 years.

CLASS C SHARES are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C shares may be subject to a 1% contingent deferred sales charge if redeemed within one year after purchase.

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" table assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.



November 30, 1999   6   Mercury U.S. Small Cap Growth Fund



FUND PERFORMANCE DATA (CONCLUDED)


RECENT PERFORMANCE RESULTS*
                                         Since Inception       Since Inception
                                           Total Return          Total Return
As of November 30, 1999                Without Sales Charge   With Sales Charge
Class I                                       +11.20%               + 5.36%
Class A                                       +11.20                + 5.36
Class B                                       +11.10                + 7.10
Class C                                       +11.10                +10.10

*Sales charges to each class include maximum applicable charge as detailed on page 6 in "About Fund Performance." Total investment returns are based on changes in the Fund's net asset values for the periods shown, and assume reinvestment of all dividends and capital gains at net asset value on the ex-dividend date. The Fund commenced operations on 10/29/99.


November 30, 1999   7   Mercury U.S. Small Cap Growth Fund

STATEMENT OF ASSETS AND
LIABILITIES
As of November 30, 1999
MERCURY U.S. SMALL CAP GROWTH FUND
Assets:
Investment in Mercury Master U.S. Small Cap Portfolio, at value
 (identified cost--$135,203,222)                                                             $148,409,895
Prepaid expenses                                                                                  306,000
                                                                                             ------------
Total assets                                                                                  148,715,895
                                                                                             ------------

Liabilities:
Payable to distributor                                                                             94,187
Payable to administrator                                                                            3,276
Accrued expenses and other liabilities                                                            358,234
                                                                                             ------------
Total liabilities                                                                                 455,697
                                                                                             ------------

Net Assets:
Net assets                                                                                   $148,260,198
                                                                                             ============

Net Assets Consist of:
Class I Shares of Common Stock, $.0001 par value, 100,000,000
 shares authorized                                                                           $        112
Class A Shares of Common Stock, $.0001 par value, 100,000,000
 shares authorized                                                                                    208
Class B Shares of Common Stock, $.0001 par value, 100,000,000
 shares authorized                                                                                    700
Class C Shares of Common Stock, $.0001 par value, 100,000,000
 shares authorized                                                                                    314
Paid-in capital in excess of par                                                              134,875,637
Accumulated investment loss--net                                                                  (81,813)
Undistributed realized capital gains on investments from the Portfolio--net                       258,367
Unrealized appreciation on investments from the Portfolio--net                                 13,206,673
                                                                                             ------------
Net assets                                                                                   $148,260,198
                                                                                             ============

Net Asset Value:
Class I--Based on net assets of $12,428,066 and 1,117,554 shares
 outstanding                                                                                 $      11.12
                                                                                             ============
Class A--Based on net assets of $23,117,736 and 2,079,278 shares
 outstanding                                                                                 $      11.12
                                                                                             ============
Class B--Based on net assets of $77,814,702 and 7,003,839 shares
 outstanding                                                                                 $      11.11
                                                                                             ============
Class C--Based on net assets of $34,899,694 and 3,141,254 shares
 outstanding                                                                                 $      11.11
                                                                                             ============



See Notes to Financial Statements.



November 30, 1999   8   Mercury U.S. Small Cap Growth Fund


STATEMENT OF OPERATIONS
For the Period October 29, 1999++ to November 30, 1999
MERCURY U.S. SMALL CAP GROWTH FUND
Investment Income:
Investment income allocated from the Portfolio                                               $    189,154
Expenses allocated from the Portfolio                                                            (100,378)
                                                                                             ------------
Net investment income from the Portfolio                                                           88,776
                                                                                             ============

Expenses:
Account maintenance and distribution fees--Class B                           $    62,109
Registration fees                                                                 28,265
Account maintenance and distribution fees--Class C                                27,271
Administration fee                                                                23,668
Offering costs                                                                     8,556
Transfer agent fees--Class B                                                       6,135
Account maintenance fees--Class A                                                  4,807
Transfer agent fees--Class A                                                       2,713
Transfer agent fees--Class C                                                       2,478
Professional fees                                                                  1,833
Printing and shareholder reports                                                   1,375
Transfer agent fees--Class I                                                         884
Accounting services                                                                  113
Other                                                                                382
                                                                            ------------
Total expenses                                                                                    170,589
                                                                                             ------------
Investment loss--net                                                                              (81,813)
                                                                                             ------------

Realized & Unrealized Gain from the Portfolio--Net:
Realized gain from the Portfolio on investments--net                                              258,367
Unrealized appreciation on investments from the Portfolio--net                                 13,206,673
                                                                                             ------------
Net realized and unrealized gain on investments from the Portfolio                             13,465,040
                                                                                             ------------
Net Increase in Net Assets Resulting from Operations                                         $ 13,383,227
                                                                                             ============

++Commencement of operations.

  See Notes to Financial Statements.




November 30, 1999   9   Mercury U.S. Small Cap Growth Fund



STATEMENT OF CHANGES
IN NET ASSETS
For the Period October 29, 1999++ to November 30, 1999
MERCURY U.S. SMALL CAP GROWTH FUND

Increase (Decrease) in Net Assets:
Operations:
Investment loss--net                                                                         $    (81,813)
Realized gain on investments from the Portfolio--net                                              258,367
Unrealized appreciation on investments from the Portfolio--net                                 13,206,673
                                                                                             ------------
Net increase in net assets resulting from operations                                           13,383,227
                                                                                             ------------

Capital Share Transactions:
Net increase in net assets derived from capital share transactions                            134,776,971
                                                                                             ------------

Net Assets:

Total increase in net assets                                                                  148,160,198
Beginning of period                                                                               100,000
                                                                                             ------------
End of period                                                                                $148,260,198
                                                                                             ============

++Commencement of operations.

See Notes to Financial Statements.


November 30, 1999   10   Mercury U.S. Small Cap Growth Fund


FINANCIAL HIGHLIGHTS

MERCURY U.S. SMALL CAP GROWTH FUND
The following per share data and ratios have been derived from information provided in the financial statements.

                                                                For the Period October 29, 1999++
                                                                       to November 30, 1999
Increase (Decrease) in Net Asset Value:               Class I          Class A       Class B      Class C
Per Share Operating Performance:
Net asset value, beginning of period                 $  10.00         $  10.00      $  10.00     $  10.00
                                                     ----------------------------------------------------
Investment income (loss)--net                              --+++++          --+++++     (.01)        (.01)
Realized and unrealized gain on
investments from the Portfolio--net                      1.12             1.12          1.12         1.12
                                                     ----------------------------------------------------
Total from investment operations                         1.12             1.12          1.11         1.11
                                                     ----------------------------------------------------
Net asset value, end of period                       $  11.12         $  11.12      $  11.11     $  11.11
                                                     ====================================================

Total Investment Return:**
Based on net asset value per share                     11.20%+++        11.20%+++     11.10%+++    11.10%+++
                                                     ====================================================

Ratios to Average Net Assets:
Expenses++++                                            1.48%*           1.73%*        2.49%*       2.49%*
                                                     ====================================================
Investment income (loss)--net                            .09%*           (.10%)*       (.89%)*      (.92%)*
                                                     ====================================================

Supplemental Data:
Net assets, end of period (in thousands)             $ 12,428         $ 23,118      $ 77,815      $34,899
                                                     ====================================================


    *Annualized.
   **Total investment returns exclude the effects of sales charges. ++Commencement of operations.
 ++++Includes the Fund's share of the Portfolio's allocated expenses.
  +++Aggregate total investment return.
+++++Amount is less than $.01 per share.

     See Notes to Financial Statements.



November 30, 1999   11   Mercury U.S. Small Cap Growth Fund



NOTES TO FINANCIAL STATEMENTS


MERCURY U.S. SMALL CAP GROWTH FUND

1  Significant Accounting Policies:
Mercury U.S. Small Cap Growth Fund (the "Fund") is part of Mercury Asset Management Funds, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's financial statements are prepared in accordance with generally accepted accounting principles, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Fund seeks to achieve its investment objective by investing all of its assets in the Mercury Master U.S. Small Cap Growth Portfolio (the "Portfolio") of Mercury Asset Management Master Trust (the "Trust"), which has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. Prior to commencement of operations on October 29, 1999, the Fund had no operations other than those relating to organizational matters and the issuance of 10,000 capital shares of the Fund on October 18, 1999 to Fund Asset Management, L.P. ("FAM") for $100,000. The Fund offers four classes of shares. Class I and Class A Shares are sold with a front-end sales charge. Class B and Class C Shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Class B Shares have certain voting rights with respect to Class A distribution expenditures). The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Valuation of securities is discussed in Note 1a of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

(b) Income--The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, withholding taxes may be imposed on interest, dividends and capital gains at various rates.


November 30, 1999   12   Mercury U.S. Small Cap Growth Fund


NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


(d) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(e) Investment transactions--Investment transactions are accounted for on a trade date basis.

2  Transactions with Affiliates:
The Corporation has entered into an Administration Agreement with FAM. The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .20% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

The Corporation has also entered into a Distribution Agreement and Distribution Plans with Mercury Funds Distributor ("MFD" or the "Distributor"), a division of Princeton Funds Distributor, Inc. ("PFD"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plans adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

                                    Account          Distribution
                                Maintenance Fee          Fee

Class A                               .25%                --
Class B                               .25%               .75%
Class C                               .25%               .75%

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., and selected dealers also provide account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor, MLPF&S and selected dealers for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor, MLPF&S and selected dealers for providing shareholder and distribution-related services to Class B and Class C shareholders.


November 30, 1999   13   Mercury U.S. Small Cap Growth Fund


NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

For the period October 29, 1999 to November 30, 1999, MFD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class A Shares as follows:

                                   MFD               MLPF&S

Class A                           $1,590           $830,770

For the period October 29, 1999 to November 30, 1999, MLPF&S received contingent deferred sales charges of $34 relating to transactions in Class B Shares.

Financial Data Services, Inc. ("FDS"), an indirect wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or directors of the Corporation are officers and/or directors or trustees of the Trust, Mercury Asset Management International Ltd. ("Mercury International"), FAM, PSI, PFD, FDS, and/or ML & Co.

3  Investments:
Increases and decreases in the Fund's investment in the Portfolio for the period October 29, 1999 to November 30, 1999 were
$134,876,971 and $20,892, respectively.

4  Capital Share Transactions:
Net increase in net assets derived from capital share transactions was $134,776,971 for the period October 29, 1999 to November 30,
1999.

Transactions in capital shares for each class were as follows:


Class I Shares for the Period October 29, 1999++
to November 30, 1999                               Shares      Dollar Amount

Shares sold                                       1,139,555     $11,555,171
Shares redeemed                                     (24,501)       (262,347)
                                               ----------------------------
Net increase                                      1,115,054     $11,292,824
                                               ============================
[FN]
++Prior to October 29, 1999 (commencement of operations), the Fund issued 2,500 shares to FAM for $25,000.


November 30, 1999   14   Mercury U.S. Small Cap Growth Fund


NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)

Class A Shares for the Period October 29, 1999++
to November 30, 1999                               Shares      Dollar Amount

Shares sold                                       2,118,235     $21,307,922
Shares redeemed                                     (41,457)       (440,422)
                                               ----------------------------
Net increase                                      2,076,778     $20,867,500
                                               ============================
[FN]
++Prior to October 29, 1999 (commencement of operations), the Fund issued 2,500 shares to FAM for $25,000.


Class B Shares for the Period October  29, 1999++
to November 30, 1999                               Shares      Dollar Amount

Shares sold                                       7,071,558     $71,508,810
Shares redeemed                                     (70,219)       (721,086)
                                               ----------------------------
Net increase                                      7,001,339     $70,787,724
                                               ============================
[FN]
++Prior to October 29, 1999 (commencement of operations), the Fund issued 2,500 shares to FAMfor $25,000.


Class C Shares for the Period October 29, 1999++
to November 30, 1999                               Shares      Dollar Amount

Shares sold                                       3,185,457     $32,308,353
Shares redeemed                                     (46,703)       (479,430)
                                               ----------------------------
Net increase                                      3,138,754     $31,828,923
                                               ============================
[FN]
++Prior to October 29, 1999 (commencement of operations), the Fund issued 2,500 shares to FAMfor $25,000.



November 30, 1999   15   Mercury U.S. Small Cap Growth Fund


SCHEDULE OF INVESTMENTS

MERCURY MASTER U.S. SMALL CAP GROWTH PORTFOLIO
                                                                                       In US Dollars
                     Shares                                                                        Percent of
Industries            Held              Common Stocks                              Value           Net Assets
Advertising           35,300   ++Lamar Advertising Company                     $  2,025,338             1.4%
Agencies

Air                   42,400   ++Midwest Express Holdings                         1,226,950             0.8
Transportation

Auto Parts            15,500     Borg-Warner Automotive, Inc.                       627,750             0.5
                      37,500   ++Tower Automotive, Inc.                             562,500             0.3
                                                                                  1,190,250             0.8
Banks                 60,900     Carolina First Corporation                       1,244,644             0.8
                      61,000   ++Imperial Bancorp                                 1,464,000             1.0
                      22,800     U.S. Trust Corporation                           1,814,025             1.2
                                                                               ------------           ------
                                                                                  4,522,669             3.0

Biotechnology         60,400   ++Cephalon, Inc.                                   1,343,900             0.9
Research &            63,400   ++Geron Corporation                                  681,550             0.4
Production            21,300   ++Human Genome Sciences, Inc.                      2,385,600             1.6
                      24,600   ++Invitrogen Corporation                             741,075             0.5
                                                                               ------------           ------
                                                                                  5,152,125             3.4

Cable TV &            22,400   ++Adelphia Communications (Class A)                1,260,000             0.8
Radio

Commercial            48,600   ++QRS Corporation                                  2,824,875             1.9
Information
Systems

Communications        19,700     Aspect Telecommunications                          650,100             0.4
Technology            38,600   ++Entrust Technologies Inc.                        1,392,012             0.9
                       2,000   ++Finisar Corporation                                230,500             0.2
                      46,600   ++Globix Corporation                               1,861,087             1.2
                      26,600   ++Go2Net, Inc.                                     1,943,463             1.3
                      29,700   ++Harmonic Inc.                                    1,785,712             1.2
                      67,000   ++High Speed Access Corp.                          1,478,188             1.0
                      57,200   ++MMC Networks, Inc.                               1,126,125             0.8
                      87,200   ++Spyglass, Inc.                                   2,474,300             1.7
                      39,300   ++Tekelec                                            697,575             0.5
                      33,500   ++USinternetworking, Inc.                          1,836,219             1.2
                      10,100   ++Virata Corporation                                 324,463             0.2
                                                                               ------------           ------
                                                                                 15,799,744            10.6

Computer              78,800   ++Acxiom Corp.                                     1,401,162             0.9
Services              44,900   ++Commtouch Software Ltd.                          1,167,400             0.8
                      28,700   ++CyberSource Corporation                          1,711,237             1.2
                      28,300   ++Intertrust Technologies Corporation              3,638,319             2.5
                      29,600   ++Macrovision Corporation                          1,875,900             1.3



November 30, 1999   16   Mercury U.S. Small Cap Growth Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

MERCURY MASTER U.S. SMALL CAP GROWTH PORTFOLIO
                                                                                       In US Dollars
                     Shares                                                                        Percent of
Industries            Held              Common Stocks                              Value           Net Assets
Computer              29,700   ++National Infomation Consortium, Inc.          $    783,338             0.5%
Services              11,400   ++VeriSign, Inc.                                   2,117,550             1.4
(concluded)                                                                    ------------           ------
                                                                                 12,694,906             8.6

Copper                39,000   ++Mueller Industries, Inc.                         1,404,000             0.9

Crude                 44,000     Devon Energy Corporation                         1,551,000             1.1
Producers             61,900   ++Louis Dreyfus Natural Gas Corp.                  1,114,200             0.7
                                                                               ------------           ------
                                                                                  2,665,200             1.8

Drug--Grocery         36,400   ++Whole Foods Market, Inc.                         1,430,975             1.0
Store Chain

Drug--                89,600   ++Anesta Corp.                                     1,310,400             0.9
Pharma-               23,500   ++Gilead Sciences, Inc.                            1,128,000             0.8
ceuticals             45,800   ++SangStat Medical Corporation                     1,079,163             0.7
                                                                               ------------           ------
                                                                                  3,517,563             2.4

Education             64,500   ++Education Management Corporation                   606,703             0.4
Services               2,000     Strayer Education, Inc.                             41,500             0.0
                                                                               ------------           ------
                                                                                    648,203             0.4

Electrical            20,500   ++Oak Industries Inc.                              1,543,906             1.0
Equipment/
Components

Electronics--         17,800   ++Affymetrix, Inc.                                 1,744,400             1.2
Medical Systems

Electronics--         24,100   ++Micrel, Inc.                                     1,186,925             0.8
Semi-                 20,300   ++Powerwave Technologies, Inc.                     1,214,194             0.8
conductors/           25,700   ++TriQuint Semiconductor, Inc.                     2,187,713             1.5
Components                                                                     ------------           ------
                                                                                  4,588,832             3.1

Financial Data        25,700   ++The BISYS Group, Inc.                            1,488,994             1.0
Processing            15,700   ++CheckFree Holdings Corporation                   1,031,294             0.7
Services                                                                       ------------           ------
                                                                                  2,520,288             1.7

Foods                 65,000   ++U.S. Foodservice                                 1,178,125             0.8

Hotel/Motel           78,300   ++Choice Hotels International, Inc.                1,228,331             0.8

Machinery--          197,100   ++Newpark Resources, Inc.                          1,182,600             0.8
Oil Equipment &
Services

Medical/Dental        31,600   ++Henry Schein, Inc.                                 404,875             0.3
Instruments
Supplies

Medical               53,000   ++CryoLife, Inc.                                     715,500             0.5
Services



November 30, 1999   17   Mercury U.S. Small Cap Growth Fund



SCHEDULE OF INVESTMENTS (CONTINUED)

MERCURY MASTER U.S. SMALL CAP GROWTH PORTFOLIO
                                                                                      In US Dollars
                     Shares                                                                      Percent of
Industries            Held              Common Stocks                              Value         Net Assets
Metals &              61,200   ++Stillwater Mining Company                     $  1,484,100             1.0%
Minerals

Paper                 51,800     Caraustar Industries, Inc.                       1,265,862             0.9

Power Trans-          41,500     Regal-Beloit Corporation                           913,000             0.6
mission Equipment

Production--          70,600   ++ATMI, Inc.                                       2,148,887             1.5
Technology
Equipment

Radio--TV             18,000   ++Acme Communications, Inc.                          608,625             0.4
Broadcasters          30,000   ++Cumulus Media Inc. (Class A)                     1,200,000             0.8
                      17,900   ++Hispanic Broadcasting Corporation                1,474,513             1.0
                      22,200   ++Radio Unica Corp.                                  613,275             0.4
                                                                               ------------           ------
                                                                                  3,896,413             2.6

Retail                41,400   ++Beyond.com Corporation                             424,350             0.3
                      32,000   ++Fatbrain.com Inc.                                1,068,000             0.7
                      26,400   ++Land's End, Inc.                                 1,593,900             1.1
                                                                               ------------           ------
                                                                                  3,086,250             2.1

Savings &             44,800   ++Golden State Bancorp Inc.                          870,800             0.6
Loans                 41,900   ++Net.B@nk, Inc.                                     995,125             0.6
                                                                               ------------           ------
                                                                                  1,865,925             1.2

Security              47,700     Investment Technology Group, Inc.                1,278,956             0.9
Brokerage &           43,100     Jeffreries Group, Inc.                             856,613             0.6
Services              28,400   ++Wit Capital Group, Inc.                            553,800             0.4
                                                                                  2,689,369             1.9
Services--            43,800     ABM Industries, Inc.                               941,700             0.6
Commercial            87,900   ++Administaff, Inc.                                1,472,325             1.0
                     126,700   ++Armor Holdings, Inc.                             1,496,644             1.0
                      34,500     Central Parking Corporation                        892,687             0.6
                      39,800   ++ChoicePoint Inc.                                 1,328,325             0.9
                      40,600   ++Getty Images, Inc.                               1,603,700             1.1
                      41,100   ++MAXIMUS, Inc.                                    1,150,800             0.8
                      24,100   ++Pegasus Systems, Inc.                            1,229,100             0.8
                      55,500   ++Wilmar Industries, Inc.                            749,250             0.5
                                                                               ------------           ------
                                                                                 10,864,531             7.3

Software               3,900   ++Ariba, Inc.                                        704,194             0.5
Systems               51,100   ++Aspect Development, Inc.                         2,440,025             1.6
                      22,300   ++Check Point Software Technologies Ltd.           3,158,237             2.1
                      18,100   ++Concord Communications, Inc.                       968,350             0.7
                      46,500   ++HNC Software Inc.                                3,301,500             2.2



November 30, 1999   18   Mercury U.S. Small Cap Growth Fund

SCHEDULE OF INVESTMENTS (CONCLUDED)

MERCURY MASTER U.S. SMALL CAP GROWTH PORTFOLIO
                                                                                        In US Dollars
                     Shares                                                                        Percent of
Industries            Held              Common Stocks                              Value           Net Assets
Software              22,800   ++MDSI Mobile Data Solutions Inc.               $    433,200             0.3%
Systems               28,100   ++Macromedia, Inc.                                 1,847,575             1.2
(concluded)            4,200   ++Micromuse, Inc.                                    480,375             0.3
                      18,200   ++Peregrine Systems, Inc.                          1,274,000             0.9
                     132,300   ++Smith-Gardner & Associates, Inc.                 1,455,300             1.0
                      29,900   ++TIBCO Software Inc.                              2,900,300             2.0
                      23,000   ++Verity, Inc.                                     2,379,781             1.6
                      18,100   ++Vitria Technology, Inc.                          1,806,606             1.2
                                                                               ------------           ------
                                                                                 23,149,443            15.6

Telecom-              33,900   ++ANTEC Corporation                                1,898,400             1.3
munication            45,600   ++American Tower Corporation (Class A)             1,191,300             0.8
Equipment             63,800   ++Crown Castle International Corp.                 1,343,787             0.9
                                                                               ------------           ------
                                                                                  4,433,487             3.0

Telecom-              37,800   ++ITC/\DeltaCom, Inc.                              1,037,138             0.7
munications           40,100   ++Insight Communications Company, Inc.               992,475             0.7
                      38,700   ++McLeodUSA Incorporated (Class A)                 1,664,100             1.1
                      29,500   ++NEXTLINK Communications, Inc. (Class A)          1,475,000             1.0
                      20,500     Teligent, Inc. (Class A)                         1,159,531             0.8
                      20,400   ++Viatel, Inc.                                       856,800             0.6
                      23,800   ++WinStar Communications, Inc.                     1,207,850             0.8
                                                                               ------------           ------
                                                                                  8,392,894             5.7

                                 Total Common Stocks
                                 (Cost--$122,453,132)                           135,659,816            91.4

                     Face
                    Amount                  Short-Term Securities

Commercial        $5,853,000     General Motors Acceptance Corp.,
Paper**                          5.75% due 12/01/1999                             5,853,000             4.0

                                 Total Short-Term Securities
                                 (Cost--$5,853,000)                               5,853,000             4.0

                                 Total Investments
                                 (Cost--$128,306,132)                           141,512,816            95.4

                                 Time Deposit*                                    7,000,000             4.7

                                 Liabilities in Excess of Other Assets             (102,810)           (0.1)
                                                                               ------------           ------
                                 Net Assets                                    $148,410,006           100.0%
                                                                               ============           ======


 *Time deposit bears interest at 5.687% and matures on 12/01/1999. **Commercial paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Portfolio.
++Non-income producing security.

  See Notes to Financial Statements.



November 30, 1999   19   Mercury U.S. Small Cap Growth Fund


STATEMENT OF ASSETS AND
LIABILITIES
As of November 30, 1999
MERCURY MASTER U.S. SMALL CAP GROWTH PORTFOLIO
Assets:
Investments, at value (identified cost--$128,306,132)                                        $141,512,816
Time deposits                                                                                   7,000,000
Receivables:
 Contributions                                                                $1,758,730
 Dividends                                                                         2,155
 Interest                                                                          1,106        1,761,991
                                                                              ----------
Prepaid expenses and other assets                                                                  23,026
                                                                                             ------------
Total assets                                                                                  150,297,833
                                                                                             ------------

Liabilities:
Payables:
 Securities purchased                                                          1,624,177
 Withdrawals                                                                     219,227
 Investment adviser                                                               11,479        1,854,883
                                                                              ----------
Other liabilities                                                                                  32,944
                                                                                             ------------
Total liabilities                                                                               1,887,827
                                                                                             ------------

Net Assets:
Net assets                                                                                   $148,410,006
                                                                                             ============

Net Assets Consist of:
Partners' capital                                                                            $135,203,322
Unrealized appreciation on investments                                                         13,206,684
                                                                                             ------------
Net assets                                                                                   $148,410,006
                                                                                             ============



See Notes to Financial Statements.




November 30, 1999   20   Mercury U.S. Small Cap Growth Fund



STATEMENT OF OPERATIONS
For the Period October 29, 1999++ to November 30, 1999
MERCURY MASTER U.S. SMALL CAP GROWTH PORTFOLIO
Investment Income:
Interest and discount earned                                                                 $    186,999
Dividends                                                                                           2,155
                                                                                             ------------
Total income                                                                                      189,154
                                                                                             ============

Expenses:
Investment advisory fees                                                     $    82,888
Custodian fees                                                                     5,151
Accounting services                                                                4,908
Trustees' fees and expenses                                                        3,438
Professional fees                                                                  1,833
Offering costs                                                                       579
Pricing fees                                                                         588
Other                                                                                993
                                                                             -----------
Total expenses                                                                                    100,378
                                                                                             ------------
Investment income--net                                                                             88,776
                                                                                             ------------

Realized & Unrealized Gain on Investments--Net:
Realized gain from investments--net                                                               258,367
Unrealized appreciation on investments--net                                                    13,206,684
                                                                                             ------------
Net realized and unrealized gain on investments                                                13,465,051
                                                                                             ------------
Net Increase in Net Assets Resulting from Operations                                         $ 13,553,827
                                                                                             ============

++Commencement of operations.


See Notes to Financial Statements.


November 30, 1999  21  Mercury U.S. Small Cap Growth Fund



STATEMENT OF CHANGES
IN NET ASSETS
For the Period October 29, 1999++ to November 30, 1999
MERCURY MASTER U.S. SMALL CAP GROWTH PORTFOLIO
Increase (Decrease)in Net Assets:
Operations:
Investment income--net                                                                       $     88,776
Realized gain on investments--net                                                                 258,367
Unrealized appreciation on investments--net                                                    13,206,684
                                                                                             ------------
Net increase in net assets resulting from operations                                           13,553,827
                                                                                             ------------

Net Capital Contributions:
Increase in net assets derived from net capital contributions                                 134,756,079
                                                                                             ------------

Net Assets:
Total increase in net assets                                                                  148,309,906
Beginning of period                                                                               100,100
                                                                                             ------------
End of period                                                                                $148,410,006
                                                                                             ============


++Commencement of operations.

  See Notes to Financial Statements.



November 30, 1999   22   Mercury U.S. Small Cap Growth Fund



FINANCIAL HIGHLIGHTS
MERCURY MASTER U.S. SMALL CAP GROWTH PORTFOLIO

The following ratios have been derived from information provided in the financial statements.
                                                                                        For the Period
                                                                                      October 29, 1999++
                                                                                     to November 30, 1999
Ratios to Average Net Assets:
Expenses                                                                                            .85%*
                                                                                              ===========
Investment income--net                                                                              .75%*
                                                                                              ===========

Supplemental Data:
Net assets, end of period (in thousands)                                                      $   148,410
                                                                                              ===========
Portfolio turnover                                                                                  2.80%
                                                                                              ===========


 *Annualized.
++Commencement of operations.

  See Notes to Financial Statements.



November 30, 1999   23   Mercury U.S.Small Cap Growth Fund



NOTES TO FINANCIAL STATEMENTS


MERCURY MASTER U.S. SMALL CAP GROWTH PORTFOLIO

1  Significant Accounting Policies:
Mercury Master U.S Small Cap Growth Portfolio (the "Portfolio") is part of Mercury Asset Management Master Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Portfolio's financial statements are prepared in accordance with generally accepted accounting principles, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following is a summary of significant accounting policies followed by the Portfolio.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions and the last available ask price for short positions. Securities traded in the over-the-counter market are valued at the last available bid price in the over-the-counter market prior to the time of valuation. Securities traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Short positions in securities traded in the over-the-counter market are valued at the last available ask price prior to the time of valuation. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Derivative financial instruments--The Portfolio may engage in various Portfolio investment strategies to seek to increase its return by hedging its holdings against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Financial futures contracts--The Portfolio may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.


November 30, 1999   24   Mercury U.S. Small Cap Growth Fund


NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

* Options--The Portfolio is authorized to purchase and write call and put options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

* Forward foreign exchange contracts--The Portfolio is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Portfolio's records. However, the effect on operations is recorded from the date the Portfolio enters into such contracts.

(c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes--The Portfolio is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Portfolio will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Portfolio. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, withholding taxes may be imposed on interest, dividends, and capital gains at various rates.

(e) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolio has determined the ex-dividend date. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

2  Investment Advisory Agreement and Transactions with Affiliates:
The Trust has entered into an Investment Advisory Agreement with Mercury Asset Management US ("Mercury US"), a division of Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.


November 30, 1999   25   Mercury U.S. Small Cap Growth Fund


NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)

Mercury US is responsible for the management of the Portfolio's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays a monthly fee at an annual rate of .70% of the average daily value of the Portfolio's net assets. Mercury US has entered into a Sub-Advisory Agreement with Mercury Asset Management International Ltd. ("Mercury International") with respect to the Portfolio, pursuant to which Mercury US may provide investment advisory services with respect to the Portfolio's assets. Mercury US has agreed to pay Mercury International a fee in an amount to be determined from time to time by both parties but in no event in excess of the amount that Mercury US actually receives for providing services to the Trust pursuant to the Investment Advisory Agreement.

Accounting services are provided to the Portfolio by FAM at cost.

Certain officers and/or trustees of the Trust are officers and/or directors of Mercury Asset Management Funds, Inc., Mercury
International, FAM, PSI, and/or ML & Co.

3  Investments:
Purchases and sales of investments, excluding short-term securities, for the period October 29, 1999 to November 30, 1999 were
$123,963,423 and $1,999,112, respectively.

Net realized gains (losses) for the period October 29, 1999 to November 30, 1999 and net unrealized gains as of November 30, 1999 were as follows:

                                               Realized       Unrealized
                                            Gains (Losses)      Gains
Investments:
   Long-term investments                    $     488,821    $ 13,206,684
   Financial futures contracts                   (230,454)             --
                                            -------------    ------------
Total investments                           $     258,367    $ 13,206,684
                                            =============    ============

As of November 30, 1999, net unrealized appreciation for Federal income tax purposes aggregated $13,206,684, of which $16,323,357 related to appreciated securities and $3,116,673 related to depreciated securities. At November 30, 1999, the aggregate cost of investments for Federal income tax purposes was $128,306,132.


November 30, 1999   26   Mercury U.S. Small Cap Growth Fund